UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 ✔         Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported):      February 8, 2017

Commission File Number of securitizer:           333-146124

Central Index Key Number of securitizer:        0001101295

Securitisation Advisory Services PTY Limited
Edward Freilikh
+61 2 9118 1337

 Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Securitisation Advisory Services PTY Limited (ABN 88 064 133 946) has indicated by check mark that there is no activity to report for the annual period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Securitisation Advisory Services PTY Limited’s duty to file periodic reports pursuant to Rule 15Ga-1 has terminated as the date of the last payment on the last asset-backed security outstanding that was issued by it or its affiliates was August 30, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SECURITISATION ADVISORY SERVICES PTY LIMITED

(Securitizer)

By:          /s/ Simon Maidment

Name:    Simon Maidment

Title:      Director

Date: February 8, 2017